Equity Accounted Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010
Condensed summary of the Company's investments in and advances to joint ventures
Investments in Joint Ventures	$ 252,637	$ 207,633
Ownership percentage	33.00%
Long-term Loans to Joint Ventures	5,444,373	4,432,064
RasGas 3 [Member]
Condensed summary of the Company's investments in and advances to joint ventures
Investments in Joint Ventures	97,423	98,207
Ownership percentage	40.00%
Exmar [Member]
Condensed summary of the Company's investments in and advances to joint ventures
Investments in Joint Ventures	81,242	74,504
Ownership percentage	50.00%		50.00%
Angola LNG Project [Member]
Condensed summary of the Company's investments in and advances to joint ventures
Investments in Joint Ventures	16,063
Ownership percentage	33.00%	33.00%
SkaugenPetroTrans [Member]
Condensed summary of the Company's investments in and advances to joint ventures
Investments in Joint Ventures	9,623	32,721
Ownership percentage	50.00%	50.00%
Long-term Loans to Joint Ventures	5,000
Sevan Marine [Member]
Condensed summary of the Company's investments in and advances to joint ventures
Investments in Joint Ventures	46,998
Ownership percentage	40.00%
Long-term Loans to Joint Ventures	50,000
Wah Kwong [Member]
Condensed summary of the Company's investments in and advances to joint ventures
Ownership percentage	50.00%
Long-term Loans to Joint Ventures	9,830	9,830
Ikdam Production [Member]
Condensed summary of the Company's investments in and advances to joint ventures
Ownership percentage	40.00%	40.00%
Long-term Loans to Joint Ventures	538	3,116
Other [Member]
Condensed summary of the Company's investments in and advances to joint ventures
Investments in Joint Ventures	$ 1,288	$ 2,201
Other [Member] | Maximum [Member]
Condensed summary of the Company's investments in and advances to joint ventures
Ownership percentage	50.00%
Other [Member] | Minimum [Member]
Condensed summary of the Company's investments in and advances to joint ventures
Ownership percentage	40.00%